Note 16 - Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2018	2017	2016
Weighted-average expected life (years)	6.25	6.25	6.25
Expected volatility rates (1)	52.6%	57.4%	60.60%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.18%	0.02%	0.01%
Weighted-average exercise price (€)	2.65	2.39	3.22
Weighted-average fair value of options granted during the year (€)	1.33	1.29	1.67

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	2018		2017		2016
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	1,207,600	2.61	1,427,438	2.94	917,188	2.79
Granted	165,000	2.65	260,000	2.39	575,000	3.22
Exercised	–	–	(60,000)	1.91	–	–
Forfeited	(25,000)	3.05	(134,750)	3.09	(64,750)	3.30
Expired	–	–	(285,088)	3.99	–	–
Outstanding on December 31,	1,347,600	2.61	1,207,600	2.61	1,427,438	2.94
Exercisable on December 31,	772,600	2.44	598,850	2.29	774,938	2.87
Share purchase options available for grant on December 31	250,428		250,428		243,428

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)

3.22	505,000	7.3	3.22	–	252,500	3.22	–
2.65	165,000	9.7	2.65	–	–	–	–
2.39	210,000	8.3	2.39	–	52,500	2.39	–
2.38	120,100	1.5	2.38	–	120,100	2.38	–
1.91	297,500	4.0	1.91	–	297,5000	1.91	–
1.88	50,000	1.5	1.88	–	50,000	1.88	–
1.88 to 3.22	1,347,600	5.4	2.61	–	772,600	2.44	–

Schedule of Nonvested Share Activity [Table Text Block]
	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2018	593,750	1.53
Granted	165,000	1.33
Vested	(180,000)	1.56
Forfeited	(3,750)	1.29
Non-vested at December 31, 2018	575,000	1.47

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31, 2018
	Foreign currency translation adjustments	Provision for retirement indemnities	Total
Beginning balance	(3,027)	(577)	(3,604)
Other comprehensive income (loss) before reclassifications	–	–	–
Reclassified from accumulated other comprehensive loss	–	–	–
Net current-period other comprehensive income (loss)	(146)	–	(146)
Ending balance	(3,173)	(577)	(3,748)
	Year Ended December 31, 2017
	Foreign currency translation adjustments	Provision for retirement indemnities	Total
Beginning balance	(3,315)	(634)	(3,949)
Other comprehensive income (loss) before reclassifications	–	–	–
Reclassified from accumulated other comprehensive loss	–	–	–
Net current-period other comprehensive income (loss)	288	57	345
Ending balance	(3,027)	(577)	(3,604)